UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-10155

AMERICAN CENTURY VARIABLE PORTFOLIO II, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	12-31

Date of reporting period:	06-30-2018

ITEM 1. REPORTS TO STOCKHOLDERS.

Semiannual Report

June 30, 2018

VP Inflation Protection Fund
Class I (APTIX)
Class II (AIPTX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

Fund Characteristics

JUNE 30, 2018
Types of Investments in Portfolio	% of net assets
U.S. Treasury Securities	52.4%
Corporate Bonds	21.9%
Collateralized Mortgage Obligations	6.5%
Commercial Mortgage-Backed Securities	6.4%
U.S. Government Agency Mortgage-Backed Securities	3.9%
Collateralized Loan Obligations	3.0%
Asset-Backed Securities	1.2%
Sovereign Governments and Agencies	1.1%
Municipal Securities	0.5%
Temporary Cash Investments	4.3%
Other Assets and Liabilities	(1.2)%

Portfolio at a Glance
Average Duration (effective)	7.3 years
Weighted Average Life to Maturity	10.8 years

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from January 1, 2018 to June 30, 2018.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Expenses Paid During Period(1) 1/1/18 - 6/30/18	Annualized Expense Ratio(1)
Actual
Class I	$1,000	$989.80	$2.37	0.48%
Class II	$1,000	$988.60	$3.60	0.73%
Hypothetical
Class I	$1,000	$1,022.41	$2.41	0.48%
Class II	$1,000	$1,021.18	$3.66	0.73%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

Schedule of Investments

JUNE 30, 2018 (UNAUDITED)

	Principal Amount	Value
U.S. TREASURY SECURITIES — 52.4%
U.S. Treasury Inflation Indexed Bonds, 2.00%, 1/15/26(1)	$15,310,459	$16,779,412
U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/27	5,571,639	6,338,175
U.S. Treasury Inflation Indexed Bonds, 1.75%, 1/15/28	16,752,577	18,311,200
U.S. Treasury Inflation Indexed Bonds, 3.625%, 4/15/28	3,402,197	4,322,705
U.S. Treasury Inflation Indexed Bonds, 2.50%, 1/15/29	8,724,222	10,259,035
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/40	7,014,007	8,825,932
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/41	9,938,956	12,596,700
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/42	19,002,967	18,572,678
U.S. Treasury Inflation Indexed Bonds, 0.625%, 2/15/43	14,801,932	14,024,003
U.S. Treasury Inflation Indexed Bonds, 1.375%, 2/15/44	19,514,517	21,806,377
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/45	10,162,346	9,869,516
U.S. Treasury Inflation Indexed Bonds, 1.00%, 2/15/46	2,115,100	2,180,633
U.S. Treasury Inflation Indexed Bonds, 0.875%, 2/15/47	4,359,852	4,364,500
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/21	13,215,875	13,015,959
U.S. Treasury Inflation Indexed Notes, 0.625%, 7/15/21(1)	18,561,334	18,635,253
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/22	16,377,626	16,101,908
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/22	6,428,935	6,323,669
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/23	13,459,375	13,340,883
U.S. Treasury Inflation Indexed Notes, 0.625%, 1/15/24	23,143,192	23,119,491
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/24	12,927,548	12,570,388
U.S. Treasury Inflation Indexed Notes, 0.25%, 1/15/25	26,713,238	25,989,951
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/25	27,156,162	26,686,052
U.S. Treasury Inflation Indexed Notes, 0.625%, 1/15/26	5,272,900	5,245,643
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/26	26,657,190	25,545,084
U.S. Treasury Inflation Indexed Notes, 0.50%, 1/15/28	6,501,568	6,361,970
TOTAL U.S. TREASURY SECURITIES (Cost $334,129,217)		341,187,117
CORPORATE BONDS — 21.9%
Aerospace and Defense — 0.4%
Boeing Co. (The), 3.625%, 3/1/48	600,000	563,208
Lockheed Martin Corp., 3.80%, 3/1/45	300,000	276,713
Rockwell Collins, Inc., 4.35%, 4/15/47	700,000	672,470
United Technologies Corp., 3.75%, 11/1/46	945,000	828,665
		2,341,056
Air Freight and Logistics — 0.1%
United Parcel Service, Inc., 3.40%, 11/15/46	690,000	609,126
Automobiles — 0.4%
Ford Motor Co., 4.35%, 12/8/26	180,000	176,282
Ford Motor Credit Co. LLC, MTN, 4.39%, 1/8/26	700,000	687,205
General Motors Co., 5.15%, 4/1/38	1,940,000	1,851,930
		2,715,417
Banks — 3.4%
Bank of America Corp., MTN, 3.30%, 1/11/23	830,000	818,073

	Principal Amount	Value
Bank of America Corp., MTN, 3.25%, 10/21/27	$3,040,000	$2,835,421
Bank of America Corp., MTN, VRN, 4.44%, 1/20/47(2)	950,000	928,932
BPCE SA, 3.50%, 10/23/27(3)	500,000	457,583
Branch Banking & Trust Co., 3.80%, 10/30/26	300,000	298,302
Capital One Financial Corp., 3.75%, 7/28/26	350,000	325,661
Capital One Financial Corp., 3.75%, 3/9/27	670,000	635,398
Citigroup, Inc., 4.05%, 7/30/22	760,000	764,596
Citigroup, Inc., 4.00%, 8/5/24	420,000	413,314
Citigroup, Inc., 3.20%, 10/21/26	1,300,000	1,210,895
Citigroup, Inc., 4.45%, 9/29/27	1,665,000	1,639,985
Cooperatieve Rabobank UA, 3.95%, 11/9/22	250,000	247,751
Credit Suisse AG (New York), MTN, 3.625%, 9/9/24	500,000	493,073
Fifth Third BanCorp., 4.30%, 1/16/24	165,000	167,323
Huntington Bancshares, Inc., 2.30%, 1/14/22	400,000	384,348
JPMorgan Chase & Co., 4.625%, 5/10/21	580,000	600,571
JPMorgan Chase & Co., 4.50%, 1/24/22	1,249,000	1,292,290
JPMorgan Chase & Co., 3.875%, 9/10/24	1,900,000	1,883,129
JPMorgan Chase & Co., VRN, 3.96%, 11/15/47(2)	1,585,000	1,427,453
JPMorgan Chase & Co., VRN, 3.90%, 1/23/48(2)	700,000	629,550
KeyBank N.A., MTN, 3.40%, 5/20/26	500,000	476,569
SunTrust Bank, 3.30%, 5/15/26	200,000	188,979
US Bancorp, MTN, 3.60%, 9/11/24	799,000	789,633
Wells Fargo & Co., 4.125%, 8/15/23	400,000	402,481
Wells Fargo & Co., 3.00%, 4/22/26	300,000	279,142
Wells Fargo & Co., MTN, 3.55%, 9/29/25	375,000	363,744
Wells Fargo & Co., MTN, 4.10%, 6/3/26	670,000	656,972
Wells Fargo & Co., MTN, 4.40%, 6/14/46	900,000	825,105
Wells Fargo & Co., MTN, 4.75%, 12/7/46	900,000	872,220
		22,308,493
Beverages — 0.9%
Anheuser-Busch InBev Finance, Inc., 3.65%, 2/1/26	2,870,000	2,813,318
Anheuser-Busch InBev Finance, Inc., 4.90%, 2/1/46	900,000	928,837
Constellation Brands, Inc., 3.70%, 12/6/26	660,000	637,775
Constellation Brands, Inc., 3.50%, 5/9/27	330,000	313,045
Diageo Capital plc, 2.625%, 4/29/23	500,000	484,118
PepsiCo, Inc., 3.45%, 10/6/46	780,000	699,250

		5,876,343
Biotechnology — 0.5%
AbbVie, Inc., 2.90%, 11/6/22	577,000	560,305
AbbVie, Inc., 4.45%, 5/14/46	650,000	623,490
Amgen, Inc., 3.625%, 5/22/24	450,000	448,532
Celgene Corp., 3.625%, 5/15/24	150,000	146,473
Celgene Corp., 5.00%, 8/15/45	330,000	324,072
Gilead Sciences, Inc., 3.65%, 3/1/26	400,000	395,175
Gilead Sciences, Inc., 4.15%, 3/1/47	465,000	445,078
		2,943,125

	Principal Amount	Value
Capital Markets — 0.1%
Jefferies Group LLC / Jefferies Group Capital Finance, Inc., 4.15%, 1/23/30	$570,000	$503,871
Chemicals — 0.3%
Dow Chemical Co. (The), 3.50%, 10/1/24	300,000	292,457
Dow Chemical Co. (The), 4.375%, 11/15/42	350,000	333,260
E.I. du Pont de Nemours & Co., 4.15%, 2/15/43	372,000	349,659
LyondellBasell Industries NV, 4.625%, 2/26/55	400,000	371,030
Mosaic Co. (The), 4.05%, 11/15/27	320,000	306,274
Westlake Chemical Corp., 4.375%, 11/15/47	300,000	277,335
		1,930,015
Commercial Services and Supplies — 0.2%
Republic Services, Inc., 3.375%, 11/15/27	200,000	189,854
Waste Management, Inc., 3.50%, 5/15/24	400,000	396,567
Waste Management, Inc., 3.125%, 3/1/25	350,000	337,313
Waste Management, Inc., 3.15%, 11/15/27	300,000	282,153
		1,205,887
Communications Equipment — 0.1%
Cisco Systems, Inc., 5.90%, 2/15/39	621,000	769,277
Consumer Discretionary — 0.1%
NIKE, Inc., 3.375%, 11/1/46	675,000	600,185
Consumer Finance — 0.1%
Discover Bank, 3.45%, 7/27/26	700,000	650,415
Discover Financial Services, 3.75%, 3/4/25	300,000	286,787
		937,202
Diversified Consumer Services†
Catholic Health Initiatives, 2.95%, 11/1/22	281,000	271,516
Diversified Financial Services — 1.8%
Citigroup, Inc., 2.35%, 8/2/21	600,000	579,954
Citigroup, Inc., VRN, 4.08%, 4/23/28(2)	700,000	687,598
Citigroup, Inc., VRN, 4.28%, 4/24/47(2)	400,000	379,514
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35	1,000,000	969,916
Goldman Sachs Group, Inc. (The), 2.30%, 12/13/19	750,000	742,844
Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22	624,000	667,848
Goldman Sachs Group, Inc. (The), 3.75%, 5/22/25	1,970,000	1,924,378
Goldman Sachs Group, Inc. (The), 3.50%, 11/16/26	400,000	377,154
Goldman Sachs Group, Inc. (The), MTN, 4.80%, 7/8/44	1,200,000	1,192,342
HSBC Holdings plc, 2.95%, 5/25/21	600,000	591,920
HSBC Holdings plc, 4.30%, 3/8/26	450,000	451,440
HSBC Holdings plc, 4.375%, 11/23/26	400,000	394,435
HSBC Holdings plc, VRN, 4.04%, 3/13/27(2)	470,000	456,603
Morgan Stanley, 4.375%, 1/22/47	330,000	315,632
Morgan Stanley, MTN, 4.00%, 7/23/25	1,730,000	1,725,787
Morgan Stanley, MTN, 3.875%, 1/27/26	170,000	167,449
Morgan Stanley, MTN, VRN, 3.77%, 1/24/28(2)	300,000	289,436
		11,914,250

	Principal Amount	Value
Diversified Telecommunication Services — 1.0%
AT&T, Inc., 4.45%, 4/1/24	$300,000	$303,121
AT&T, Inc., 3.40%, 5/15/25	768,000	723,363
AT&T, Inc., 4.80%, 6/15/44	350,000	318,474
AT&T, Inc., 4.75%, 5/15/46	400,000	358,348
AT&T, Inc., 5.15%, 11/15/46(3)	536,000	506,405
Deutsche Telekom International Finance BV, 3.60%, 1/19/27(3)	800,000	755,478
Telefonica Emisiones SAU, 5.46%, 2/16/21	200,000	209,426
Telefonica Emisiones SAU, 4.10%, 3/8/27	600,000	581,087
Telefonica Emisiones SAU, 5.21%, 3/8/47	300,000	290,010
Verizon Communications, Inc., 2.625%, 8/15/26	200,000	177,762
Verizon Communications, Inc., 4.40%, 11/1/34	220,000	205,641
Verizon Communications, Inc., 4.125%, 8/15/46	700,000	599,817
Verizon Communications, Inc., 5.50%, 3/16/47	670,000	704,114
Verizon Communications, Inc., 5.01%, 8/21/54	700,000	660,918
		6,393,964
Electric Utilities†
AEP Transmission Co. LLC, 3.75%, 12/1/47	300,000	279,194
Energy Equipment and Services — 0.1%
Halliburton Co., 4.85%, 11/15/35	735,000	761,778
Equity Real Estate Investment Trusts (REITs) — 0.5%
American Tower Corp., 3.375%, 10/15/26	600,000	556,137
AvalonBay Communities, Inc., MTN, 3.20%, 1/15/28	520,000	490,846
Boston Properties LP, 3.65%, 2/1/26	150,000	144,864
Crown Castle International Corp., 4.45%, 2/15/26	539,000	536,184
Essex Portfolio LP, 3.625%, 8/15/22	250,000	248,952
Kilroy Realty LP, 3.80%, 1/15/23	301,000	299,447
Simon Property Group LP, 4.25%, 11/30/46	700,000	679,065
Ventas Realty LP / Ventas Capital Corp., 3.25%, 8/15/22	468,000	459,258
		3,414,753
Food and Staples Retailing — 0.5%
CVS Health Corp., 2.75%, 12/1/22	1,359,000	1,303,424
Kroger Co. (The), 3.875%, 10/15/46	600,000	500,924
Target Corp., 3.90%, 11/15/47	500,000	465,141
Walmart, Inc., 4.05%, 6/29/48	650,000	652,120
		2,921,609
Food Products — 0.3%
General Mills, Inc., 3.15%, 12/15/21	1,196,000	1,181,747
Kraft Heinz Foods Co., 4.375%, 6/1/46	600,000	520,616
Unilever Capital Corp., 2.20%, 3/6/19	500,000	498,538
		2,200,901
Gas Utilities — 1.4%
Enbridge, Inc., 3.50%, 6/10/24	350,000	339,835
Enbridge, Inc., 3.70%, 7/15/27	400,000	379,616
Energy Transfer Partners LP, 3.60%, 2/1/23	312,000	305,133
Energy Transfer Partners LP, 4.05%, 3/15/25	300,000	289,955
Energy Transfer Partners LP, 5.30%, 4/15/47	920,000	844,009

	Principal Amount	Value
Enterprise Products Operating LLC, 3.75%, 2/15/25	$300,000	$297,418
Enterprise Products Operating LLC, 4.85%, 3/15/44	250,000	249,589
Kinder Morgan Energy Partners LP, 5.30%, 9/15/20	812,000	843,715
Kinder Morgan, Inc., 5.55%, 6/1/45	700,000	709,193
Magellan Midstream Partners LP, 5.15%, 10/15/43	350,000	366,907
MPLX LP, 4.875%, 6/1/25	640,000	658,774
MPLX LP, 4.50%, 4/15/38	300,000	277,792
MPLX LP, 5.20%, 3/1/47	400,000	397,398
ONEOK, Inc., 4.00%, 7/13/27	425,000	411,846
Plains All American Pipeline LP / PAA Finance Corp., 3.65%, 6/1/22	437,000	428,633
Sabine Pass Liquefaction LLC, 5.625%, 3/1/25	950,000	1,011,571
Sunoco Logistics Partners Operations LP, 3.45%, 1/15/23	499,000	484,781
TransCanada PipeLines Ltd., 2.50%, 8/1/22	312,000	299,947
Williams Partners LP, 4.30%, 3/4/24	600,000	602,646
		9,198,758
Health Care Equipment and Supplies — 0.4%
Abbott Laboratories, 4.90%, 11/30/46	700,000	751,879
Becton Dickinson and Co., 3.70%, 6/6/27	800,000	757,809
Medtronic, Inc., 3.50%, 3/15/25	100,000	99,010
Medtronic, Inc., 4.625%, 3/15/45	700,000	743,169
Thermo Fisher Scientific, Inc., 2.95%, 9/19/26	500,000	462,571
		2,814,438
Health Care Providers and Services — 0.7%
Aetna, Inc., 2.75%, 11/15/22	406,000	390,528
Aetna, Inc., 3.875%, 8/15/47	330,000	296,209
Anthem, Inc., 4.65%, 1/15/43	300,000	290,971
CVS Health Corp., 4.78%, 3/25/38	330,000	327,224
CVS Health Corp., 5.05%, 3/25/48	320,000	324,436
Duke University Health System, Inc., 3.92%, 6/1/47	597,000	587,599
Express Scripts Holding Co., 4.50%, 2/25/26	200,000	198,799
Express Scripts Holding Co., 3.40%, 3/1/27	300,000	274,513
Kaiser Foundation Hospitals, 4.15%, 5/1/47	300,000	304,291
Mylan NV, 3.95%, 6/15/26	300,000	287,249
Northwell Healthcare, Inc., 4.26%, 11/1/47	320,000	307,384
UnitedHealth Group, Inc., 4.25%, 3/15/43	406,000	404,690
UnitedHealth Group, Inc., 3.75%, 10/15/47	650,000	599,470
		4,593,363
Hotels, Restaurants and Leisure — 0.2%
McDonald's Corp., MTN, 3.25%, 6/10/24	350,000	343,774
McDonald's Corp., MTN, 4.45%, 3/1/47	670,000	667,450
		1,011,224
Household Products — 0.1%
Kimberly-Clark Corp., 3.90%, 5/4/47	660,000	648,297
Industrial Conglomerates — 0.2%
FedEx Corp., 4.40%, 1/15/47	300,000	284,942
General Electric Co., 4.125%, 10/9/42	1,375,000	1,278,901
		1,563,843

	Principal Amount	Value
Insurance — 0.8%
Allstate Corp. (The), 4.20%, 12/15/46	$350,000	$346,744
American International Group, Inc., 4.125%, 2/15/24	530,000	532,899
American International Group, Inc., 4.50%, 7/16/44	350,000	326,763
Berkshire Hathaway, Inc., 4.50%, 2/11/43	712,000	740,644
Chubb INA Holdings, Inc., 3.15%, 3/15/25	300,000	290,795
Hartford Financial Services Group, Inc. (The), 5.125%, 4/15/22	350,000	370,232
International Lease Finance Corp., 5.875%, 8/15/22	400,000	425,083
Liberty Mutual Group, Inc., 4.25%, 6/15/23(3)	400,000	405,083
Markel Corp., 3.50%, 11/1/27	300,000	278,899
Prudential Financial, Inc., 3.94%, 12/7/49	451,000	406,236
Prudential Financial, Inc., MTN, VRN, 4.80%, 7/2/18, resets monthly off the CPI YoY plus 2.00%	189,000	193,252
Travelers Cos., Inc. (The), 3.75%, 5/15/46	300,000	275,945
Travelers Cos., Inc. (The), 4.05%, 3/7/48	650,000	632,525
		5,225,100
IT Services — 0.1%
Fidelity National Information Services, Inc., 3.00%, 8/15/26	400,000	366,951
Materials — 0.1%
Sherwin-Williams Co. (The), 4.50%, 6/1/47	660,000	631,886
Media — 1.4%
21st Century Fox America, Inc., 6.90%, 8/15/39	705,000	899,781
21st Century Fox America, Inc., 4.75%, 9/15/44	350,000	355,041
CBS Corp., 3.70%, 6/1/28(3)	250,000	233,079
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.50%, 2/1/24(4)	320,000	319,955
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.20%, 3/15/28	600,000	562,584
Charter Communications Operating LLC / Charter Communications Operating Capital, 6.48%, 10/23/45	960,000	1,014,485
Comcast Corp., 6.50%, 11/15/35	556,000	661,759
Discovery Communications LLC, 3.95%, 3/20/28	650,000	616,536
Time Warner Cable LLC, 4.50%, 9/15/42	695,000	572,585
Viacom, Inc., 4.25%, 9/1/23	840,000	833,878
Viacom, Inc., 4.375%, 3/15/43	300,000	249,920
Walt Disney Co. (The), MTN, 2.35%, 12/1/22	499,000	479,118
Walt Disney Co. (The), MTN, 4.125%, 6/1/44	330,000	318,917
Warner Media LLC, 4.70%, 1/15/21	700,000	721,006
Warner Media LLC, 4.05%, 12/15/23	200,000	199,768
Warner Media LLC, 2.95%, 7/15/26	300,000	270,066
Warner Media LLC, 3.80%, 2/15/27	700,000	663,065
		8,971,543
Multi-Utilities — 1.5%
Alabama Power Co., 3.70%, 12/1/47	360,000	334,236
American Electric Power Co., Inc., 3.20%, 11/13/27	300,000	280,824
Consolidated Edison Co. of New York, Inc., 3.875%, 6/15/47	600,000	564,233
Dominion Energy, Inc., 3.625%, 12/1/24	300,000	294,601

	Principal Amount	Value
Dominion Energy, Inc., 4.90%, 8/1/41	$550,000	$570,657
Duke Energy Corp., 3.15%, 8/15/27	350,000	325,378
Duke Energy Progress LLC, 3.70%, 10/15/46	1,300,000	1,198,423
Exelon Corp., 4.45%, 4/15/46	340,000	331,353
Exelon Generation Co. LLC, 5.60%, 6/15/42	795,000	801,381
FirstEnergy Corp., 4.85%, 7/15/47	600,000	615,376
Florida Power & Light Co., 3.95%, 3/1/48	300,000	294,835
Georgia Power Co., 4.30%, 3/15/42	250,000	249,872
MidAmerican Energy Co., 4.40%, 10/15/44	1,000,000	1,032,376
NextEra Energy Capital Holdings, Inc., 3.55%, 5/1/27	400,000	385,065
Pacific Gas & Electric Co., 4.00%, 12/1/46	1,030,000	891,196
Potomac Electric Power Co., 3.60%, 3/15/24	250,000	250,342
Sempra Energy, 3.25%, 6/15/27	350,000	326,608
Sempra Energy, 3.80%, 2/1/38	350,000	318,624
Southern Co. Gas Capital Corp., 3.95%, 10/1/46	300,000	276,775
Southwestern Public Service Co., 3.70%, 8/15/47	500,000	461,136
Virginia Electric & Power Co., 3.45%, 2/15/24	200,000	198,633
		10,001,924
Multiline Retail†
Macy's Retail Holdings, Inc., 2.875%, 2/15/23	160,000	150,617
Oil, Gas and Consumable Fuels — 1.6%
Apache Corp., 4.75%, 4/15/43	599,000	570,358
BP Capital Markets plc, 2.50%, 11/6/22	262,000	252,630
Cenovus Energy, Inc., 4.25%, 4/15/27	400,000	385,834
Chevron Corp., 2.43%, 6/24/20	350,000	347,899
Cimarex Energy Co., 4.375%, 6/1/24	200,000	201,824
Concho Resources, Inc., 4.30%, 8/15/28(4)	200,000	200,139
Concho Resources, Inc., 4.875%, 10/1/47	120,000	121,347
Equinor ASA, 2.45%, 1/17/23	468,000	451,642
Exxon Mobil Corp., 3.04%, 3/1/26	200,000	194,975
Hess Corp., 6.00%, 1/15/40	810,000	836,542
Marathon Oil Corp., 3.85%, 6/1/25	330,000	324,997
Marathon Oil Corp., 5.20%, 6/1/45	200,000	211,173
Marathon Petroleum Corp., 3.625%, 9/15/24	250,000	244,392
Noble Energy, Inc., 4.15%, 12/15/21	874,000	888,597
Occidental Petroleum Corp., 4.20%, 3/15/48	890,000	888,099
Petroleos Mexicanos, 3.50%, 1/30/23	331,000	314,175
Petroleos Mexicanos, 4.625%, 9/21/23	600,000	593,100
Petroleos Mexicanos, 4.875%, 1/18/24	700,000	692,769
Phillips 66, 4.65%, 11/15/34	400,000	403,024
Shell International Finance BV, 2.375%, 8/21/22	2,110,000	2,042,152
Suncor Energy, Inc., 6.50%, 6/15/38	330,000	409,971
		10,575,639
Paper and Forest Products†
International Paper Co., 4.40%, 8/15/47	300,000	273,451
Pharmaceuticals — 0.3%
Allergan Funding SCS, 3.85%, 6/15/24	350,000	344,013

	Principal Amount	Value
Allergan Funding SCS, 4.55%, 3/15/35	$430,000	$408,898
Johnson & Johnson, 3.50%, 1/15/48	640,000	598,081
Shire Acquisitions Investments Ireland DAC, 2.40%, 9/23/21	125,000	119,752
Shire Acquisitions Investments Ireland DAC, 3.20%, 9/23/26	340,000	312,014
Zoetis, Inc., 3.00%, 9/12/27	150,000	138,964
		1,921,722
Road and Rail — 0.7%
Burlington Northern Santa Fe LLC, 3.75%, 4/1/24	300,000	303,138
Burlington Northern Santa Fe LLC, 3.00%, 4/1/25	470,000	451,026
Burlington Northern Santa Fe LLC, 4.95%, 9/15/41	250,000	268,985
Burlington Northern Santa Fe LLC, 4.125%, 6/15/47	670,000	656,384
CSX Corp., 3.80%, 11/1/46	320,000	284,473
Norfolk Southern Corp., 3.85%, 1/15/24	100,000	101,171
Norfolk Southern Corp., 3.15%, 6/1/27	250,000	234,633
Norfolk Southern Corp., 4.15%, 2/28/48	780,000	752,803
Union Pacific Corp., 2.75%, 4/15/23	250,000	242,499
Union Pacific Corp., 3.35%, 8/15/46	325,000	272,831
Union Pacific Corp., 4.00%, 4/15/47	660,000	624,213
		4,192,156
Semiconductors and Semiconductor Equipment — 0.2%
Broadcom Corp. / Broadcom Cayman Finance Ltd., 3.50%, 1/15/28	400,000	364,846
Intel Corp., 4.10%, 5/11/47	660,000	659,199
		1,024,045
Software — 0.5%
Microsoft Corp., 3.45%, 8/8/36	750,000	718,965
Microsoft Corp., 4.25%, 2/6/47	1,080,000	1,147,499
Oracle Corp., 2.50%, 10/15/22	200,000	193,805
Oracle Corp., 2.40%, 9/15/23	400,000	377,455
Oracle Corp., 2.65%, 7/15/26	350,000	323,011
Oracle Corp., 4.00%, 7/15/46	800,000	756,082
		3,516,817
Specialty Retail — 0.1%
Home Depot, Inc. (The), 4.20%, 4/1/43	499,000	501,383
Technology Hardware, Storage and Peripherals — 0.6%
Apple, Inc., 3.20%, 5/11/27	1,050,000	1,013,985
Apple, Inc., 2.90%, 9/12/27	1,300,000	1,223,621
Apple, Inc., 4.25%, 2/9/47	655,000	665,403
Dell International LLC / EMC Corp., 6.02%, 6/15/26(3)	940,000	989,718
		3,892,727
Transportation and Logistics — 0.1%
FedEx Corp., 4.05%, 2/15/48	400,000	360,082
Wireless Telecommunication Services — 0.1%
Vodafone Group plc, 4.375%, 5/30/28	350,000	346,135
TOTAL CORPORATE BONDS (Cost $148,242,314)		142,680,063

	Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS(5) — 6.5%
Private Sponsor Collateralized Mortgage Obligations — 5.9%
ABN Amro Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33	$72,963	$73,395
ABN Amro Mortgage Corp., Series 2003-6, Class 1A4, 5.50%, 5/25/33	170,123	175,203
Agate Bay Mortgage Loan Trust, Series 2014-1, Class 1A6, VRN, 3.50%, 7/1/18(3)(6)	2,057,521	2,038,489
Agate Bay Mortgage Loan Trust, Series 2014-3, Class A2, VRN, 3.50%, 7/1/18(3)(6)	1,552,682	1,528,274
Agate Bay Mortgage Loan Trust, Series 2015-7, Class A3, VRN, 3.50%, 7/1/18(3)(6)	1,539,501	1,517,852
Agate Bay Mortgage Loan Trust, Series 2016-1, Class A3, VRN, 3.50%, 7/1/18(3)(6)	2,286,578	2,249,634
Agate Bay Mortgage Loan Trust, Series 2016-3, Class A3, VRN, 3.50%, 7/1/18(3)(6)	1,502,901	1,484,232
Agate Bay Mortgage Trust, Series 2014-2, Class A14, VRN, 3.75%, 7/1/18(3)(6)	588,059	589,184
Cendant Mortgage Corp., Series 2003-6, Class A3, 5.25%, 7/25/33	255,282	256,489
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-5, Class 2A4, 5.50%, 5/25/34	144,140	146,579
Credit Suisse Mortgage Trust, Series 2015-WIN1, Class A10, VRN, 3.50%, 7/1/18(3)(6)	1,400,000	1,372,117
CSMC Trust, Series 2017-HL1, Class A3 SEQ, VRN, 3.50%, 7/1/18(3)(6)	2,197,726	2,185,412
JPMorgan Mortgage Trust, Series 2013-1, Class 2A2 SEQ, VRN, 2.50%, 7/1/18(3)(6)	1,512,935	1,465,959
JPMorgan Mortgage Trust, Series 2014-5, Class A1, VRN, 3.00%, 7/1/18(3)(6)	1,885,619	1,862,183
JPMorgan Mortgage Trust, Series 2016-1, Class A7 SEQ, VRN, 3.50%, 7/1/18(3)(6)	3,500,000	3,418,475
JPMorgan Mortgage Trust, Series 2017-1, Class A2, VRN, 3.50%, 7/1/18(3)(6)	3,560,335	3,504,427
New Residential Mortgage Loan Trust, Series 2017-2A, Class A3, VRN, 4.00%, 7/1/18(3)(6)	1,787,586	1,817,715
New Residential Mortgage Loan Trust, Series 2017-5A, Class A1, VRN, 3.59%, 7/25/18, resets monthly off the 1-month LIBOR plus 1.50%(3)	2,718,225	2,803,512
PHHMC Mortgage Pass-Through Certificates, Series 2007-6, Class A1, VRN, 5.90%, 7/1/18(6)	33,603	34,697
Sequoia Mortgage Trust, Series 2012-1, Class 1A1, VRN, 2.87%, 7/1/18(6)	52,625	53,025
Sequoia Mortgage Trust, Series 2013-12, Class A1, 4.00%, 12/25/43(3)	489,186	494,201
Sequoia Mortgage Trust, Series 2014-3, Class A14, SEQ, VRN, 3.00%, 7/1/18(3)(6)	557,333	553,305
Sequoia Mortgage Trust, Series 2014-4, Class A2 SEQ, VRN, 3.50%, 7/1/18(3)(6)	911,549	914,032
Sequoia Mortgage Trust, Series 2017-5, Class A4 SEQ, VRN, 3.50%, 7/1/18(3)(6)	1,953,074	1,939,494
Sequoia Mortgage Trust, Series 2017-7, Class A7 SEQ, VRN, 3.50%, 7/1/18(3)(6)	1,750,000	1,682,976
Sequoia Mortgage Trust, Series 2017-CH1, Class A1, VRN, 4.00%, 7/1/18(3)(6)	1,670,398	1,689,007
Thornburg Mortgage Securities Trust, Series 2004-3, Class A, VRN, 2.83%, 7/25/18, resets monthly off the 1-month LIBOR plus 0.74%	143,954	142,233

	Principal Amount	Value
WaMu Mortgage Pass-Through Certificates, Series 2003-S11, Class 3A5, 5.95%, 11/25/33	$262,748	$267,074
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 1A1, VRN, 3.93%, 7/1/18(6)	693,525	732,415
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 2A15, VRN, 3.91%, 7/1/18(6)	1,145,382	1,185,255
WinWater Mortgage Loan Trust, Series 2014-1, Class A4 SEQ, VRN, 3.50%, 7/1/18(3)(6)	302,114	302,563
		38,479,408
U.S. Government Agency Collateralized Mortgage Obligations — 0.6%
FHLMC, Series 2017-DNA3, Class M1, VRN, 2.84%, 7/25/18, resets monthly off the 1-month LIBOR plus 0.75%	1,426,781	1,430,635
FNMA, Series 2018-C02, Class 2M1, VRN, 2.74%, 7/25/18, resets monthly off the 1-month LIBOR plus 0.65%	2,628,932	2,630,040
		4,060,675
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $43,541,984)		42,540,083
COMMERCIAL MORTGAGE-BACKED SECURITIES(5) — 6.4%
Bank of America Merrill Lynch Large Loan, Inc., Series 2015-200P, Class A SEQ, 3.22%, 4/14/33(3)	1,950,000	1,907,717
BB-UBS Trust, Series 2012-SHOW, Class A SEQ, 3.43%, 11/5/36(3)	2,000,000	1,970,713
Commercial Mortgage Pass-Through Certificates, Series 2014-CR15, Class AM, VRN, 4.43%, 7/1/18(6)	2,000,000	2,062,144
Commercial Mortgage Pass-Through Certificates, Series 2014-UBS5, Class AM, VRN, 4.19%, 7/1/18(6)	1,700,000	1,742,517
Commercial Mortgage Pass-Through Certificates, Series 2015-CR22, Class AM, VRN, 3.60%, 7/1/18(6)	1,475,000	1,454,822
Commercial Mortgage Pass-Through Certificates, Series 2016-CR28, Class B, VRN, 4.80%, 7/1/18(6)	2,000,000	2,068,542
Commercial Mortgage Trust, Series 2015-3BP, Class A, SEQ, 3.18%, 2/10/35(3)	2,125,000	2,071,254
Commercial Mortgage Trust, Series 2016-CD1, Class AM, 2.93%, 8/10/49	2,000,000	1,877,008
Commercial Mortgage Trust, Series 2016-CD2, Class A4 SEQ, VRN, 3.53%, 7/1/18(6)	1,550,000	1,538,973
Commercial Mortgage Trust, Series 2017-PANW, Class A SEQ, 3.24%, 10/10/29(3)	1,500,000	1,465,265
Core Industrial Trust, Series 2015-TEXW, Class B, 3.33%, 2/10/34(3)	1,450,000	1,439,958
Core Industrial Trust, Series 2015-WEST, Class A SEQ, 3.29%, 2/10/37(3)	2,000,000	1,960,461
GS Mortgage Securities Trust, Series 2016-GS2, Class B, VRN, 3.76%, 7/1/18(6)	1,500,000	1,473,353
Hudson Yards Mortgage Trust, Series 2016-10HY, Class B, VRN, 3.08%, 7/1/18(3)(6)	2,515,000	2,366,850
Irvine Core Office Trust, Series 2013-IRV, Class A2 SEQ, VRN, 3.28%, 7/10/18(3)(6)	2,000,000	1,979,624
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A4 SEQ, 3.41%, 3/15/50	1,860,000	1,826,476
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class A4 SEQ, 4.17%, 12/15/46	1,455,000	1,503,123
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class A4 SEQ, 2.82%, 8/15/49	1,200,000	1,129,311

	Principal Amount	Value
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP3, Class AS, 3.14%, 8/15/49	$1,400,000	$1,326,473
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2017-C34, Class A3 SEQ, 3.28%, 11/15/52	2,300,000	2,220,554
Morgan Stanley Capital I Trust, Series 2014-CPT, Class C, VRN, 3.56%, 7/1/18(3)(6)	1,600,000	1,581,916
Morgan Stanley Capital I Trust, Series 2016-UB11, Class A4 SEQ, 2.78%, 8/15/49	3,350,000	3,144,462
UBS Commercial Mortgage Trust, Series 2017-C1, Class A3 SEQ, 3.20%, 6/15/50	1,300,000	1,253,376
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $43,153,637)		41,364,892
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(5) — 3.9%
FHLMC, 4.50%, 4/1/41	8,696,554	9,150,872
FNMA, 4.50%, 5/1/39	2,582,975	2,723,178
FNMA, 4.00%, 11/1/41	1,132,054	1,163,151
FNMA, 4.00%, 11/1/41	553,394	568,476
FNMA, 4.00%, 2/1/42	1,113,457	1,144,019
FNMA, 4.00%, 2/1/46	10,034,438	10,241,027
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $25,623,958)		24,990,723
COLLATERALIZED LOAN OBLIGATIONS(5) — 3.0%
Bean Creek CLO Ltd., Series 2015-1A, Class AR, VRN, 3.38%, 7/20/18, resets quarterly off the 3-month LIBOR plus 1.02%(3)	2,250,000	2,233,629
CIFC Funding Ltd., Series 2013-3RA, Class A1, VRN, 3.33%, 10/24/18, resets quarterly off the 3-month LIBOR plus 0.98%(3)	2,000,000	1,997,625
Goldentree Loan Opportunities XI Ltd., Series 2015-11A, Class AR2, VRN, 3.43%, 7/18/18, resets quarterly off the 3-month LIBOR plus 1.07%(3)	2,650,000	2,652,861
KKR CLO Ltd. 22, Series 22A, Class A, VRN, 3.49%, 1/22/19, resets quarterly off the 3-month LIBOR plus 1.15%(3)	2,750,000	2,750,000
Madison Park Funding XIII Ltd., Series 2014-13A, Class AR2, VRN, 3.31%, 7/19/18, resets quarterly off the 3-month LIBOR plus 0.95%(3)	3,000,000	2,998,435
Magnetite VIII Ltd., Series 2014-8A, Class AR2, VRN, 3.07%, 7/16/18, resets quarterly off the 3-month LIBOR plus 0.98%(3)	3,500,000	3,502,225
Sounds Point CLO IV-R Ltd., Series 2013-3RA, Class A, VRN, 3.65%, 10/18/18, resets quarterly off the 3-month LIBOR plus 1.15%(3)	3,000,000	3,005,130
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $19,150,000)		19,139,905
ASSET-BACKED SECURITIES(5) — 1.2%
Avis Budget Rental Car Funding AESOP LLC, Series 2013-1A, Class A SEQ, 1.92%, 9/20/19(3)	612,500	611,928
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A SEQ, 2.94%, 5/25/29(3)	948,358	926,765
Hilton Grand Vacations Trust, Series 2014-AA, Class A SEQ, 1.77%, 11/25/26(3)	548,964	539,897
MVW Owner Trust, Series 2016-1A, Class A SEQ, 2.25%, 12/20/33(3)	732,409	714,712
Sierra Timeshare Receivables Funding LLC, Series 2015-1A, Class A SEQ, 2.40%, 3/22/32(3)	274,183	272,081

		Principal Amount	Value
Sierra Timeshare Receivables Funding LLC, Series 2016-1A, Class A SEQ, 3.08%, 3/21/33(3)		$630,830	$630,853
Towd Point Mortgage Trust, Series 2016-1, Class A1, VRN, 3.50%, 7/1/18(3)(6)		931,068	933,934
Towd Point Mortgage Trust, Series 2017-2, Class A1, VRN, 2.75%, 7/1/18(3)(6)		1,494,189	1,471,562
VSE VOI Mortgage LLC, Series 2017-A, Class A SEQ, 2.33%, 3/20/35(3)		1,878,243	1,822,972
TOTAL ASSET-BACKED SECURITIES (Cost $8,069,779)			7,924,704
SOVEREIGN GOVERNMENTS AND AGENCIES — 1.1%
Australia — 0.3%
Australia Government Bond, 4.00%, 8/20/20	AUD	1,517,000	2,060,551
Canada — 0.6%
Canadian Government Real Return Bond, 4.25%, 12/1/21	CAD	1,883,859	1,629,291
Canadian Government Real Return Bond, 4.25%, 12/1/26	CAD	2,463,535	2,477,346
			4,106,637
Mexico — 0.1%
Mexico Government International Bond, MTN, 4.75%, 3/8/44		$500,000	467,191
Saudi Arabia — 0.1%
Saudi Government International Bond, 2.375%, 10/26/21(3)		$500,000	480,800
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $8,908,499)			7,115,179
MUNICIPAL SECURITIES — 0.5%
Bay Area Toll Authority Rev., 6.92%, 4/1/40		165,000	227,903
Los Angeles Community College District GO, 6.75%, 8/1/49		125,000	182,554
Los Angeles Unified School District GO, 5.75%, 7/1/34		200,000	242,986
Metropolitan Transportation Authority Rev., 6.81%, 11/15/40		125,000	168,151
New Jersey Turnpike Authority Rev., 7.10%, 1/1/41		250,000	352,720
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51		125,000	147,077
Rutgers The State University of New Jersey Rev., 5.67%, 5/1/40		130,000	155,102
San Antonio Electric & Gas Systems Rev., 5.99%, 2/1/39		125,000	164,124
San Francisco Public Utilities Commission Water Rev., 6.95%, 11/1/50		65,000	94,262
Santa Clara Valley Transportation Authority Rev., 5.88%, 4/1/32		125,000	146,986
State of California GO, 4.60%, 4/1/38		50,000	52,456
State of California GO, 7.55%, 4/1/39		500,000	739,135
State of California GO, 7.30%, 10/1/39		45,000	63,904
State of Illinois GO, 5.10%, 6/1/33		350,000	331,779
State of Texas GO, 5.52%, 4/1/39		215,000	272,274
TOTAL MUNICIPAL SECURITIES (Cost $3,294,030)			3,341,413
TEMPORARY CASH INVESTMENTS(7) — 4.3%
Credit Agricole Corporate and Investment Bank, 1.91%, 7/2/18(8)		13,176,000	13,174,064
LMA-Americas LLC, 1.95%, 7/2/18(8)		15,000,000	14,997,588

	Principal Amount/Shares	Value
State Street Institutional U.S. Government Money Market Fund, Premier Class	4,801	$4,801
TOTAL TEMPORARY CASH INVESTMENTS (Cost $28,179,321)		28,176,453
TOTAL INVESTMENT SECURITIES — 101.2% (Cost $662,292,739)		658,460,532
OTHER ASSETS AND LIABILITIES — (1.2)%		(7,612,342)
TOTAL NET ASSETS — 100.0%		$650,848,190

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	2,104,179	AUD	2,765,836	UBS AG	9/19/18	$56,836
USD	4,185,441	CAD	5,444,087	Morgan Stanley	9/19/18	38,905
EUR	13,649	USD	16,117	JPMorgan Chase Bank N.A.	9/19/18	(85)
						$95,656

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Underlying Contract Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 10-Year Notes	536	September 2018	$53,600,000	$64,420,500	$350,544

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Underlying Contract Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 10-Year Ultra Notes	112	September 2018	$11,200,000	$14,362,250	$(117,502)
U.S. Treasury Long Bonds	511	September 2018	$51,100,000	74,095,000	(1,372,018)
U.S. Treasury Ultra Bonds	45	September 2018	$4,500,000	7,180,313	(181,507)
				$95,637,563	$(1,671,027)

CENTRALLY CLEARED TOTAL RETURN SWAP AGREEMENTS
Floating Rate Index	Pay/Receive Floating Rate Index	Fixed Rate	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
CPURNSA	Receive	2.24%	11/15/26	$4,000,000	$543	$41,767	$42,310
CPURNSA	Receive	2.28%	11/16/26	$4,000,000	543	28,833	29,376
CPURNSA	Receive	2.27%	11/21/26	$11,500,000	625	87,857	88,482
CPURNSA	Receive	2.15%	11/20/27	$5,000,000	(554)	112,142	111,588
CPURNSA	Receive	2.31%	3/28/28	$11,500,000	(608)	49,578	48,970
					$549	$320,177	$320,726

TOTAL RETURN SWAP AGREEMENTS
Counterparty	Floating Rate Index	Pay/Receive Floating Rate Index	Fixed Rate	Termination Date	Notional Amount	Value*
Bank of America N.A.	CPURNSA	Receive	2.66%	12/4/19	$40,000,000	$(4,058,503)
Bank of America N.A.	CPURNSA	Receive	2.67%	4/1/22	$5,000,000	(549,897)
Bank of America N.A.	CPURNSA	Receive	2.53%	8/19/24	$4,000,000	(243,233)
Bank of America N.A.	CPURNSA	Receive	1.79%	8/27/25	$3,000,000	116,034
Bank of America N.A.	CPURNSA	Receive	2.24%	4/11/27	$7,000,000	52,963
Bank of America N.A.	CPURNSA	Receive	2.22%	4/13/27	$1,750,000	16,938
Bank of America N.A.	CPURNSA	Receive	2.24%	4/28/27	$4,000,000	33,323
Barclays Bank plc	CPURNSA	Receive	1.71%	2/5/20	$10,000,000	46,340
Barclays Bank plc	CPURNSA	Receive	2.59%	7/23/24	$2,300,000	(154,748)
Barclays Bank plc	CPURNSA	Receive	2.39%	9/19/24	$6,000,000	(267,359)
Barclays Bank plc	CPURNSA	Receive	2.36%	9/29/24	$6,500,000	(270,976)
Barclays Bank plc	CPURNSA	Receive	2.31%	9/30/24	$3,600,000	(129,725)
Barclays Bank plc	CPURNSA	Receive	2.90%	12/21/27	$15,100,000	(3,274,440)
Barclays Bank plc	CPURNSA	Receive	2.78%	7/2/44	$3,600,000	(629,758)
Goldman Sachs & Co.	CPURNSA	Receive	1.87%	5/23/26	$33,000,000	1,602,181
Goldman Sachs & Co.	CPURNSA	Receive	1.92%	5/31/26	$13,000,000	562,437
Goldman Sachs & Co.	CPURNSA	Receive	1.77%	6/16/26	$12,500,000	715,939
Goldman Sachs & Co.	CPURNSA	Receive	2.25%	11/15/26	$2,500,000	25,953
Goldman Sachs & Co.	CPURNSA	Receive	2.28%	11/16/26	$2,500,000	17,097
						$(6,389,434)
*Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CPI YoY	-	U.S. Consumer Price Index Urban Consumers Year over Year Not Seasonally Adjusted Index
CPURNSA	-	U.S. Consumer Price Index Urban Consumers Not Seasonally Adjusted Index
EUR	-	Euro
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GO	-	General Obligation
LIBOR	-	London Interbank Offered Rate
MTN	-	Medium Term Note
resets	-	The frequency with which a security's coupon changes, based on current market conditions or an underlying index.
SEQ	-	Sequential Payer
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

†	Category is less than 0.05% of total net assets.

(1)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $13,167,512.

(2)	Coupon rate adjusts periodically based upon a predetermined schedule. Interest reset date is indicated. Rate shown is effective at the period end.

(3)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $83,049,556, which represented 12.8% of total net assets.

(4)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

(5)	Final maturity date indicated, unless otherwise noted.

(6)	The interest rate resets periodically based on the weighted average coupons of the underlying mortgage-related or asset-backed obligations.

(7)	Category includes collateral received at the custodian bank for collateral requirements on swap agreements. At the period end, the aggregate value of cash deposits received was $2,770,000.

(8)	The rate indicated is the yield to maturity at purchase.

See Notes to Financial Statements.

Statement of Assets and Liabilities

JUNE 30, 2018 (UNAUDITED)
Assets
Investment securities, at value (cost of $662,292,739)	$658,460,532
Receivable for investments sold	10,072,282
Receivable for capital shares sold	18,469
Receivable for variation margin on swap agreements	12,954
Unrealized appreciation on forward foreign currency exchange contracts	95,741
Swap agreements, at value	3,189,205
Interest receivable	3,071,398
674,920,581

Liabilities
Payable for collateral received for swap agreements	2,770,000
Payable for investments purchased	10,518,980
Payable for capital shares redeemed	826,523
Payable for variation margin on futures contracts	13,156
Unrealized depreciation on forward foreign currency exchange contracts	85
Swap agreements, at value	9,578,639
Accrued management fees	248,815
Distribution fees payable	116,193
24,072,391

Net Assets	$650,848,190

Net Assets Consist of:
Capital (par value and paid-in surplus)	$671,235,055
Undistributed net investment income	3,583,405
Accumulated net realized loss	(12,843,821)
Net unrealized depreciation	(11,126,449)
$650,848,190

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Class I, $0.01 Par Value	$91,850,614	9,192,834	$9.99
Class II, $0.01 Par Value	$558,997,576	56,054,219	$9.97

See Notes to Financial Statements.

Statement of Operations

FOR THE SIX MONTHS ENDED JUNE 30, 2018 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$12,226,316

Expenses:
Management fees	1,523,441
Distribution fees - Class II	714,367
Directors' fees and expenses	21,110
Other expenses	26,754
2,285,672

Net investment income (loss)	9,940,644

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(1,319,752)
Forward foreign currency exchange contract transactions	53,712
Futures contract transactions	2,651,229
Swap agreement transactions	(263,196)
Foreign currency translation transactions	13,384
1,135,377

Change in net unrealized appreciation (depreciation) on:
Investments	(20,701,111)
Forward foreign currency exchange contracts	263,282
Futures contracts	(1,262,911)
Swap agreements	3,315,975
Translation of assets and liabilities in foreign currencies	(556)
(18,385,321)

Net realized and unrealized gain (loss)	(17,249,944)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(7,309,300)

See Notes to Financial Statements.

Statement of Changes in Net Assets

SIX MONTHS ENDED JUNE 30, 2018 (UNAUDITED) AND YEAR ENDED DECEMBER 31, 2017
Increase (Decrease) in Net Assets	June 30, 2018	December 31, 2017
Operations
Net investment income (loss)	$9,940,644	$14,330,746
Net realized gain (loss)	1,135,377	(8,184,710)
Change in net unrealized appreciation (depreciation)	(18,385,321)	17,946,500
Net increase (decrease) in net assets resulting from operations	(7,309,300)	24,092,536

Distributions to Shareholders
From net investment income:
Class I	(1,232,813)	(2,466,756)
Class II	(7,024,048)	(15,395,997)
Decrease in net assets from distributions	(8,256,861)	(17,862,753)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(10,822,192)	11,541,307

Net increase (decrease) in net assets	(26,388,353)	17,771,090

Net Assets
Beginning of period	677,236,543	659,465,453
End of period	$650,848,190	$677,236,543

Undistributed net investment income	$3,583,405	$1,899,622

See Notes to Financial Statements.

Notes to Financial Statements

JUNE 30, 2018 (UNAUDITED)

1. Organization

American Century Variable Portfolios II, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. VP Inflation Protection Fund (the fund) is the sole fund issued by the corporation. The fund’s investment objective is to pursue long-term total return using a strategy that seeks to protect against U.S. inflation. The fund offers Class I and Class II.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Commercial paper is valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. American Century Investment Management, Inc. (ACIM) (the investment advisor) monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.1625% to 0.2800% and the rates for the Complex Fee range from 0.2500% to 0.3100%. The effective annual management fee for each class for the period ended June 30, 2018 was 0.46%.

Distribution Fees — The Board of Directors has adopted the Master Distribution Plan (the plan) for Class II, pursuant to Rule 12b-1 of the 1940 Act. The plan provides that Class II will pay ACIS an annual distribution fee equal to 0.25%. The fee is computed and accrued daily based on the Class II daily net assets and paid monthly in arrears. The distribution fee provides compensation for expenses incurred in connection with distributing shares of Class II including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the fund. Fees incurred under the plan during the period ended June 30, 2018 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Purchases of investment securities, excluding short-term investments, for the period ended June 30, 2018 totaled $52,432,395, of which $12,087,490 represented U.S. Treasury and Government Agency obligations.

Sales of investment securities, excluding short-term investments, for the period ended June 30, 2018 totaled $61,567,672, of which $30,559,079 represented U.S. Treasury and Government Agency obligations.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended June 30, 2018		Year ended December 31, 2017
	Shares	Amount	Shares	Amount
Class I/Shares Authorized	250,000,000		250,000,000
Sold	1,314,081	$13,212,441	3,294,852	$33,598,386
Issued in reinvestment of distributions	123,504	1,232,813	242,092	2,466,756
Redeemed	(883,264)	(8,866,638)	(2,688,328)	(27,423,710)
	554,321	5,578,616	848,616	8,641,432
Class II/Shares Authorized	250,000,000		250,000,000
Sold	3,792,782	38,055,348	8,509,692	86,585,408
Issued in reinvestment of distributions	704,788	7,024,048	1,513,981	15,395,997
Redeemed	(6,140,805)	(61,480,204)	(9,728,607)	(99,081,530)
	(1,643,235)	(16,400,808)	295,066	2,899,875
Net increase (decrease)	(1,088,914)	$(10,822,192)	1,143,682	$11,541,307

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
U.S. Treasury Securities	—	$341,187,117	—
Corporate Bonds	—	142,680,063	—
Collateralized Mortgage Obligations	—	42,540,083	—
Commercial Mortgage-Backed Securities	—	41,364,892	—
U.S. Government Agency Mortgage-Backed Securities	—	24,990,723	—
Collateralized Loan Obligations	—	19,139,905	—
Asset-Backed Securities	—	7,924,704	—
Sovereign Governments and Agencies	—	7,115,179	—
Municipal Securities	—	3,341,413	—
Temporary Cash Investments	$4,801	28,171,652	—
	$4,801	$658,455,731	—
Other Financial Instruments
Futures Contracts	$350,544	—	—
Swap Agreements	—	$3,509,931	—
Forward Foreign Currency Exchange Contracts	—	95,741	—
	$350,544	$3,605,672	—

Liabilities
Other Financial Instruments
Futures Contracts	$1,671,027	—	—
Swap Agreements	—	$9,578,639	—
Forward Foreign Currency Exchange Contracts	—	85	—
	$1,671,027	$9,578,724	—

7. Derivative Instruments

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations or to gain exposure to the fluctuations in the value of foreign currencies. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $6,359,544.

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average notional exposure to interest rate risk derivative instruments held during the period was $53,600,000 futures contracts purchased and $50,516,667 futures contracts sold.

Other Contracts — A fund may enter into total return swap agreements in order to attempt to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets or gain exposure to certain markets in the most economical way possible. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments, including inflationary risk. The fund's average notional amount held during the period was $218,350,000.

Value of Derivative Instruments as of June 30, 2018

	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Foreign Currency Risk	Unrealized appreciation on forward foreign currency exchange contracts	$95,741	Unrealized depreciation on forward foreign currency exchange contracts	$85
Interest Rate Risk	Receivable for variation margin on futures contracts*	—	Payable for variation margin on futures contracts*	13,156
Other Contracts	Receivable for variation margin on swap agreements*	12,954	Payable for variation margin on swap agreements*	—
Other Contracts	Swap agreements	3,189,205	Swap agreements	9,578,639
		$3,297,900		$9,591,880

* Included in the unrealized appreciation (depreciation) on futures contracts or centrally cleared swap agreements, as applicable, as reported in the Schedule of Investments.

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2018

	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Foreign Currency Risk	Net realized gain (loss) on forward foreign currency exchange contract transactions	$53,712	Change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts	$263,282
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	2,651,229	Change in net unrealized appreciation (depreciation) on futures contracts	(1,262,911)
Other Contracts	Net realized gain (loss) on swap agreement transactions	(263,196)	Change in net unrealized appreciation (depreciation) on swap agreements	3,315,975
		$2,441,745		$2,316,346

Counterparty Risk — The fund is subject to counterparty risk, or the risk that an institution will fail to perform its obligations to the fund. The investment advisor attempts to minimize counterparty risk prior to entering into transactions by performing extensive reviews of the creditworthiness of all potential counterparties. The fund may also enter into agreements that provide provisions for legally enforceable master netting arrangements to manage the credit risk between counterparties related to forward foreign currency exchange contracts and/or over-the-counter swap agreements. A master netting arrangement provides for the net settlement of multiple contracts with a single counterparty through a single payment in the event of default or termination of any one contract. To mitigate counterparty risk, the fund may receive assets or be required to pledge assets at the custodian bank or with a broker as designated under prescribed collateral provisions.

The fund does not offset assets and liabilities subject to master netting arrangements on the Statement of Assets and Liabilities for financial reporting purposes. The fund’s asset derivatives and liability derivatives that are subject to legally enforceable offsetting arrangements as of period end were as follows:

Counterparty	Gross Amount on Statement of Assets and Liabilities	Amount Eligible for Offset	Collateral	Net Exposure*
Assets
Bank of America N.A.	$219,258	$(219,258)	—	—
Barclays Bank plc	46,340	(46,340)	—	—
Goldman Sachs & Co.	2,923,607	—	$(2,770,000)	$153,607
Morgan Stanley	38,905	—	—	38,905
UBS AG	56,836	—	—	56,836
	$3,284,946	$(265,598)	$(2,770,000)	$249,348

Liabilities
Bank of America N.A.	$4,851,633	$(219,258)	$(4,632,375)	—
Barclays Bank plc	4,727,006	(46,340)	(4,680,666)	—
JPMorgan Chase Bank N.A.	85	—	—	$85
	$9,578,724	$(265,598)	$(9,313,041)	$85

* The net exposure represents the amount receivable from the counterparty or amount payable to the counterparty in the event of default or termination.

8. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$662,377,705
Gross tax appreciation of investments	$12,706,670
Gross tax depreciation of investments	(16,623,843)
Net tax appreciation (depreciation) of investments	$(3,917,173)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of December 31, 2017, the fund had accumulated short-term capital losses of $(4,468,547) and accumulated long-term capital losses of $(8,816,370), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

10. Recently Issued Accounting Standards

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update No.2017-08, “Receivables - Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities” (ASU 2017-08). ASU 2017-08 amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Management is currently evaluating the impact that adopting ASU 2017-08 will have on the financial statements.

Financial Highlights

For a Share Outstanding Throughout the Years Ended December 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Class I
2018(3)	$10.23	0.16	(0.26)	(0.10)	(0.14)	—	(0.14)	$9.99	(1.02)%	0.48%(4)	3.22%(4)	8%	$91,851
2017	$10.13	0.24	0.15	0.39	(0.29)	—	(0.29)	$10.23	3.92%	0.47%	2.34%	28%	$88,334
2016	$9.96	0.20	0.27	0.47	(0.22)	(0.08)	(0.30)	$10.13	4.71%	0.48%	1.88%	37%	$78,925
2015	$10.43	0.11	(0.34)	(0.23)	(0.24)	—	(0.24)	$9.96	(2.28)%	0.47%	0.94%	23%	$49,652
2014	$10.48	0.19	0.18	0.37	(0.16)	(0.26)	(0.42)	$10.43	3.58%	0.47%	1.78%	20%	$34,521
2013	$12.05	0.17	(1.12)	(0.95)	(0.20)	(0.42)	(0.62)	$10.48	(8.21)%	0.47%	1.52%	36%	$33,623
Class II
2018(3)	$10.21	0.15	(0.27)	(0.12)	(0.12)	—	(0.12)	$9.97	(1.14)%	0.73%(4)	2.97%(4)	8%	$558,998
2017	$10.11	0.21	0.16	0.37	(0.27)	—	(0.27)	$10.21	3.67%	0.72%	2.09%	28%	$588,902
2016	$9.94	0.17	0.27	0.44	(0.19)	(0.08)	(0.27)	$10.11	4.39%	0.73%	1.63%	37%	$580,541
2015	$10.39	0.07	(0.32)	(0.25)	(0.20)	—	(0.20)	$9.94	(2.47)%	0.72%	0.69%	23%	$524,787
2014	$10.45	0.16	0.18	0.34	(0.14)	(0.26)	(0.40)	$10.39	3.30%	0.72%	1.53%	20%	$662,363
2013	$12.03	0.14	(1.12)	(0.98)	(0.18)	(0.42)	(0.60)	$10.45	(8.48)%	0.72%	1.27%	36%	$692,284

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)
Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized. The total returns presented do not include the fees and charges assessed with investments in variable insurance products, those charges are disclosed in the separate account prospectus. The inclusion of such fees and charges would lower total return.

(3)	Six months ended June 30, 2018 (unaudited).

(4)	Annualized.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 19, 2018, the Fund’s Board of Directors (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s directors/trustees, including a majority of the independent Directors, each year. The Board regards this annual evaluation and renewal as one of its most important responsibilities.

The independent Directors have memorialized a statement regarding the relationship between their ongoing obligations to oversee and evaluate the performance of the Advisor and their annual consideration of renewal of the management agreement. In that statement, the independent Directors noted that their assessment of the Advisor’s performance is an ongoing process that takes place over the entire year and is informed by all of the extensive information that the Board and its committees receive and consider over time. This information, together with the additional materials provided specifically in connection with the review, are central to the Board’s assessment of the Advisor’s performance and its determination whether to renew the Fund’s management agreement.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed extensive data and analysis relating to the proposed renewal. This information and analysis was compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to, the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided to the Fund;

•	the wide range of other programs and services the Advisor provides to the Fund and its shareholders on a routine and non-routine basis;

•
the investment performance of the Fund, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	the cost of owning the Fund compared to the cost of owning similar funds;

•	the Advisor’s compliance policies, procedures, and regulatory experience;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

•	strategic plans of the Advisor;

•	any economies of scale associated with the Advisor’s management of the Fund and other accounts;

•	services provided and charges to other investment management clients of the Advisor;

•	acquired fund fees and expenses;

•	payments and practices in connection with financial intermediaries holding shares of the Fund and the services provided by intermediaries in connection therewith; and

•	any collateral benefits derived by the Advisor from the management of the Fund.

In keeping with its practice, the Board held two in-person meetings to review and discuss the information provided in response to their request and held active discussions with the Advisor regarding the renewal of the management agreement. The independent Directors had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent data providers, and the independent Directors’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Directors did not identify any single factor as being all-important or controlling and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services - Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services including:

•	constructing and designing the Fund

•	portfolio research and security selection

•	initial capitalization/funding

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services (except the independent Directors’ counsel)

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management, Shareholder, and Other Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Directors recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Directors also review detailed performance information during the management agreement approval process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Fund’s performance was above its benchmark for the one-, three-, five-, and ten-year periods reviewed by the Board. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Directors have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders enhanced and expanded services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, expenses attributable to short sales, taxes, interest, extraordinary expenses, the fees and expenses of the Fund’s independent Directors (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing, and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of peer funds. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer group. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Directors also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided by intermediaries. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for the Fund. The Directors reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund’s Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits. The Board found such payments to be reasonable in scope and purpose.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. The Board noted that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board noted that the assets of those other accounts are, where applicable, included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent Directors and assisted by the advice of independent legal counsel, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

Additional Information

Proxy Voting Policies

Descriptions of the principles and policies that the fund’s investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-378-9878 or visiting the “About Us” page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at ipro.americancentury.com (for Investment Professionals) and, upon request, by calling 1-800-378-9878.

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investment Professional Service Representatives	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Variable Portfolios II, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2018 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92981 1808

ITEM 2. CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a)	The schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.

(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 11. CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1)	Not applicable for semiannual report filings.

(a)(2)
Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX- 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Variable Portfolios II, Inc.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	August 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	August 23, 2018

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	August 23, 2018